Operating Expense (Tables)	12 Months Ended
Dec. 31, 2022
Operating Expense [Abstract]
Disclosure of operating expense
Operating expense during the years ended December 31, 2022 and 2021 consists of the following expenses by nature:

	2022	2021
Raw materials and consumables	$293,485	$241,509
Salaries and employee benefits(1)	119,219	111,270
Contractors	164,413	135,235
Repairs and maintenance	52,614	50,260
Site administration	83,440	67,694
Royalties	21,428	28,615
	734,599	634,583
Change in inventories	(54,545)	20,221
Total operating expense	$680,054	$654,804
(1) Total salaries and employee benefits, excluding share-based compensation, for the year ended December 31, 2022 including amounts recognized within care and maintenance expense, exploration expense and general and administrative expense was $141.1 million (2021 – $137.6 million)